Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Reconciliation of Derivative Liability Measured at Fair Value (Details) (10-K) - Conversion Feature Derivative Liability [Member] - USD ($)
	3 Months Ended	9 Months Ended
	Mar. 31, 2019	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at Beginning of Period		$ 101,925
Derivative liability	65,000	(65,000)
Change in fair value included in earnings	36,925	(36,925)
Balance at End of Period	$ 101,925